SHORT-TERM AND LONG-TERM INVESTMENTS (Scheduled Maturities of Available-For-Sale Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Amortized cost, due within one year	$ 58,998
Amortized cost, due after one year through five years	398,557
Amortized cost, due after six years through ten years	7,010
Estimated fair value, due within one year	59,049
Estimated fair value, due after one year through five years	396,436
Estimated fair value, due after six years through ten years	6,813
Amortized cost, total	464,565
Estimated fair value, total	$ 462,298	$ 312,465